Schedule of Investments
September 30, 2024
(Unaudited)
Shares		Value
Money Market Funds–3.06%
Invesco Government & Agency Portfolio, Institutional Class, 4.84%(a)(b)	137,924	$137,924
Invesco Treasury Portfolio, Institutional Class, 4.78%(a)(b)	256,142	256,142
Total Money Market Funds (Cost $394,066)		394,066
Shares	Value

Options Purchased–101.30%
(Cost $12,849,187)(c)	$13,025,772
TOTAL INVESTMENTS IN SECURITIES–104.36% (Cost $13,243,253)	13,419,838
OTHER ASSETS LESS LIABILITIES—(4.36)%	(561,092)
NET ASSETS–100.00%	$12,858,746

Notes to Schedule of Investments:
(a)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$133,170	$2,014,075	$(2,009,321)	$-	$-	$137,924	$5,543
Invesco Liquid Assets Portfolio, Institutional Class	95,176	1,169,218	(1,264,370)	(8)	(16)	-	2,629
Invesco Treasury Portfolio, Institutional Class	152,194	2,741,432	(2,637,484)	-	-	256,142	7,675
Total	$380,540	$5,924,725	$(5,911,175)	$(8)	$(16)	$394,066	$15,847

(b)	The rate shown is the 7-day SEC standardized yield as of September 30, 2024.
(c)	The table below details options purchased.

Open Equity Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
Invesco QQQ Trust, Series 1	Call	06/30/2025	97	USD	14.37	USD	139,389	$ 4,601,995
Equity Risk
Invesco QQQ Trust, Series 1	Put	06/30/2025	97	USD	479.11	USD	4,647,367	235,401
Total Open Equity Options Purchased								$4,837,396

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
NASDAQ 100 Index	Call	06/30/2025	4	USD	590.49	USD	236,196	$ 7,780,855
Equity Risk
NASDAQ 100 Index	Put	06/30/2025	4	USD	19,682.87	USD	7,873,148	407,521
Total Open Index Options Purchased								$8,188,376

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Equity Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
Invesco QQQ Trust, Series 1	Call	06/30/2025	97	USD	561.04	USD	5,442,088	$ (104,147)
Equity Risk
Invesco QQQ Trust, Series 1	Put	06/30/2025	97	USD	431.20	USD	4,182,640	(123,124)
Total Open Equity Options Written								$(227,271)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

See accompanying notes which are an integral part of this schedule.
Invesco® V.I. Nasdaq 100 Buffer Fund - June

Open Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
NASDAQ 100 Index	Call	06/30/2025	4	USD	23,048.64	USD	9,219,456	$ (175,411)
Equity Risk
NASDAQ 100 Index	Put	06/30/2025	4	USD	17,714.58	USD	7,085,832	(214,098)
Total Open Index Options Written								$(389,509)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Abbreviations:
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco® V.I. Nasdaq 100 Buffer Fund - June

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Money Market Funds	$394,066	$—	$—	$394,066
Options Purchased	—	13,025,772	—	13,025,772
Total Investments in Securities	394,066	13,025,772	—	13,419,838
Other Investments - Liabilities*
Options Written	—	(616,780)	—	(616,780)
Total Investments	$394,066	$12,408,992	$—	$12,803,058

*	Options written are shown at value.
Invesco® V.I. Nasdaq 100 Buffer Fund - June